Supplemental Data - Statements of Cash Flows	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Supplemental Data - Statements of Cash Flows
Supplemental Data - Statements of Cash Flows
3.	Supplemental Data - Statements of Cash Flows

The following table presents certain supplemental cash flow and other non-cash data. See Note 7 for supplemental cash flow and non-cash data related to leases.

	For the Six Months Ended
	June 30,
	2020	2019

	(In thousands)
Cash paid for interest	$329,923	$382,391
Cash received for interest	1,962	8,528
Cash paid for income taxes	3,205	8,845
Cash paid for income taxes to DISH Network	176,964	152,526
Capitalized interest	—	440
Reclassification of a receivable from noncurrent to current	—	138,210

Our parent, DISH Network, provides a centralized system for the management of our cash and marketable investment securities as it does for all of its subsidiaries to, among other reasons, maximize yield of the portfolio.  As a result, the cash and marketable investment securities included on our Condensed Consolidated Balance Sheets is a component or portion of the overall cash and marketable investment securities portfolio included on DISH Network’s Condensed Consolidated Balance Sheets and managed by DISH Network.  We are reflecting the purchases and sales of marketable investment securities on a net basis for each period presented on our Condensed Consolidated Statements of Cash Flows as we believe the net presentation is more meaningful to our cash flows from investing activities.

3.Supplemental Data - Statements of Cash Flows

The following table presents certain supplemental cash flow and other non-cash data. See Note 7 for supplemental cash flow and non-cash data related to leases.

	For the Years Ended December 31,
	2019	2018	2017

	(In thousands)
Cash paid for interest	$765,510	$793,506	$878,772
Cash received for interest	30,041	6,043	9,855
Cash paid for income taxes	19,485	18,683	29,961
Cash paid for income taxes to DISH Network	245,028	302,329	408,265
Capitalized interest	440	1,071	481

Our parent, DISH Network, provides a centralized system for the management of our cash and marketable investment securities as it does for all of its subsidiaries to, among other reasons, maximize yield of the portfolio. As a result, the cash and marketable investment securities included on our Consolidated Balance Sheets is a component or portion of the overall cash and marketable investment securities portfolio included on DISH Network’s Consolidated Balance Sheets and managed by DISH Network. We are reflecting the purchases and sales of marketable investment securities on a net basis for each year presented on our Consolidated Statements of Cash Flows as we believe the net presentation is more meaningful to our cash flows from investing activities.